Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 9 - Common Stock

Prior to the Contribution (defined above), the Company raised $61,526 by issuing 209,755 shares of the Company's Common Stock at a price per share of $0.29. Additionally, on January 17, 2014, the Company issued 186,091 shares of Common Stock for proceeds of $99,694 in connection with the exercise of warrants.

As a result of the three closings of the 2014 PPO on January 28, March 14, and March 28, 2014, a total of 9,680,355 shares of Common Stock were issued. Proceeds were received of approximately $9,680,000, before deducting placement agent fees and expenses of the 2014 PPO of approximately $1,500,000. PPO Warrants were issued that entitled their holders to purchase 9,680,355 shares of the Company's Common Stock, with a term of five years and an exercise price of $2.00 per share, and Broker Warrants were issued that entitled their holders to purchase 968,034 shares of the Company's Common Stock, with a term of five years and an exercise price of $1.00 per share. See Note 5 for discussion on modification of the warrants under the Offer to Amend and Exercise.

As discussed in Note 5, certain securities the Company issued in the 2014 PPO have price-based anti-dilution protection, if, within twenty-four (24) months after the final closing of the 2014 PPO, the Company issues additional shares of Common Stock or Common Stock equivalents (subject to customary exceptions) for a consideration per share less than $1.00. Of the 9,680,355 original PPO Warrants, 1,738,341 still remain with these priced-based anti-dilution rights. With the consummation of the Offer to Amend and Exercise the PPO Warrants, and the issuance of the Warrant Agent Warrants to the Warrant Agent, the anti-dilution provisions were triggered and the non-participating warrant holders received, or are entitled to receive, (i) a reduction in the price of their PPO Warrants from $2.00 per share to $1.77 per share, (ii) an aggregate of 223,211 additional shares of Common Stock, and (iii) an aggregate of 223,211 additional warrants to purchase shares of Common Stock of the Company at an exercise price of $1.77 per share.

Prior to the Contribution, eleven stockholders of the Company ("Pre-Contribution Transaction Stockholders"), entered into an agreement with the Company ("Side Sale Agreement") pursuant to which they agreed to cancel a portion of their shares after the initial closing of the 2014 PPO such that the aggregate number of shares they collectively held following such cancellation would be equal to 19.9% of the total outstanding shares of the Company's Common Stock. Subsequent to the initial closing of the 2014 PPO, approximately 715,280 shares were cancelled in connection with the Side Sale Agreement. Terms included in the Side Sale Agreement provided for the issuance of additional shares to the Pre-Contribution Transaction Stockholders in the event there were additional closings of the 2014 PPO following the initial closing, so as to maintain their 19.9% Common Stock ownership position, in the aggregate. As a result of the second and third closings of the 2014 PPO, an aggregate of approximately 1,379,631 restricted shares of Common Stock were issued to the Pre-Contribution Transaction Stockholders (the "Adjustment Shares"). The Company recorded $1,379,631 of stock based compensation expense during the nine months ended September 30, 2014 in connection with the issuance of the Adjustment Shares with a fair value per share of $1.00.

On September 29, 2014, the Company entered into a contract with a consultant pursuant to which the Company issued shares in exchange for advisory services. Pursuant to the services agreement with the consultant the Company was obligated to issue 250,000 shares of restricted Common Stock in prepayment of services to be provided under the agreement. These shares were issued on September 29, 2014 at a fair value of $1.00 per share.

On December 17, 2014, the Company entered into a contract with a consultant pursuant to which the Company issued shares in exchange for advisory services. Pursuant to the services agreement with the consultant the Company was obligated to issue 100,000 shares of restricted Common Stock in prepayment of services to be provided under the agreement. These shares were issued on December 17, 2014 at a fair value of $1.00 per share. Approximately $17,000 of the expense is considered a prepaid expense on the balance sheet of the Company at September 30, 2015.

On February 28, 2015, the Company entered into a contract with a consultant pursuant to which the Company issued shares in exchange for investor relations services provided by the consultant. Pursuant to the services agreement with the consultant, the Company was obligated to issue 25,000 shares of restricted Common Stock in prepayment of services to be provided under the agreement. These shares were issued on February 28, 2015 at a fair value of $1.00 per share.

On December 29, 2014, the Company entered into a contract with an executive recruiter pursuant to which the Company was obligated to issue shares in connection with the identification and subsequent hiring of a candidate for an executive position. The Company was obligated to issue shares of restricted Common Stock equivalent to $28,250. On March 30, 2015, 44,699 shares of restricted Common Stock were issued at a 10-day weighted average value of $0.63 per share.

On May 26, 2015, the Board of Directors (the "Board") approved and authorized the Company to effect a reverse stock split (the "Reverse Stock Split") at a ratio of not less than 1-for-5 and not more than 1-for-15 (the "Reverse Split Ratio"), the exact Reverse Split Ratio for the Reverse Stock Split to be determined by the Board in its sole discretion based upon the market price of the Company's Common Stock on the date of such determination, and with such Reverse Stock Split to be effective at such time and date, if at all, as determined by the Board in its sole discretion, it being understood that the sole purpose of such Reverse Stock Split is to attempt to obtain a listing on Nasdaq or the NYSE. At a Special Meeting of Stockholders held August 11, 2015, the Company's stockholders approved a proposal to give the Board discretion to effect the Reverse Stock Split within the Reverse Split Ratio.

Prior to the Contribution, the Company raised $61,526 by issuing 209,755 shares of the Company’s common stock at a price per share of $0.29. Additionally, on January 17, 2014 the Company issued 186,091 shares of common stock for proceeds of $99,694 in connection with the exercise of warrants.

On January 28, 2014, the members of Raditaz, contributed their Raditaz membership interests to the Company in exchange for approximately 10,000,000 shares of the Company’s common stock, which resulted in Raditaz being a wholly owned subsidiary of the Company. Each membership interest of Raditaz, at the time of Contribution were automatically converted into shares of the Company’s common stock, with the result that the 39,249,885 membership interests outstanding immediately prior to the Contribution was converted into approximately 10,000,000 shares of common stock outstanding immediately thereafter. This conversion has been retrospectively presented in the financial statements.

Concurrently with the closing of the Contribution and in contemplation of the Contribution, the Company held a closing of its private placement offering (“PPO”) of 4,075,036 units of its common stock, at a price of $1.00 per unit, for gross proceeds (before deducting commissions and expenses of the PPO) of $4,075,036. Each unit was comprised of one share of common stock and a warrant to purchase one share of the Company’s common stock. Each warrant carries a term of five years. An aggregate of 4,075,036 units were sold in the initial closing of the PPO with a total of 4,482,539 warrants issued, as discussed in Note 8.

On March 14, 2014, the Company consummated a second closing (the "Second Closing") of the PPO, in connection with which the Company issued and sold 4,635,019 additional units, at a purchase price of $1.00 per unit, for gross proceeds (before deducting commissions and expenses of the PPO) of $4,635,019. Each unit was comprised of one share of common stock and a warrant to purchase one share of the Company’s common stock. Each warrant carries a term of five years. An aggregate of 4,635,019 units were sold in the second closing of the PPO with a total of 5,098,520 warrants issued, as discussed in Note 8.

On March 28, 2014, the Company consummated a third and final closing of the PPO, in connection with which the Company issued and sold 970,300 additional units at the PPO Price of $1.00 per unit, for gross proceeds (before deducting commissions and expenses of the PPO) of $970,245. Each unit was comprised of one share of common stock and a warrant to purchase one share of the Company’s common stock. Each warrant carries a term of five years. An aggregate of 970,300 units were sold in the third and final closing of the PPO with a total of 1,067,330 warrants issued, as discussed in Note 8.

As a result of the three closings of the PPO discussed above, a total of 9,680,355 shares of common stock were issued. Gross Proceeds were received of approximately $9,680,000, before deducting placement agent fees and expenses of the 2014 PPO of approximately $1,500,000. As of December 31, 2014, warrants entitle their holders to purchase 9,680,355 shares of the Company’s common stock, with a term of five years and an exercise price of $2.00 per share and broker warrants entitle their holders to purchase 968,034 shares of the Company’s common stock, with a term of five years and an exercise price of $1.00 per share.

Prior to the Contribution, eleven stockholders of the Company (“Pre-Contribution Transaction Stockholders”), entered into an agreement with the Company (“Side Sale Agreement”) pursuant to which they agreed to cancel a portion of their shares after the initial PPO such that the aggregate number of shares they collectively held following such cancellation would be equal to 19.9% of the total outstanding shares of the Company’s common stock. Subsequent to the initial PPO, approximately 715,280 shares were cancelled in connection with the Side Sale Agreement. Terms included in the agreement discussed the issuance of additional shares to the shareholders in the event there were additional closings of the PPO following the initial closing so as to maintain their 19.9% common stock ownership position, in the aggregate. As a result of the second and third closing, an aggregate of approximately 1,379,631 restricted shares of common stock were issued to the Pre-Contribution Transaction Stockholders (the “Adjustment Shares”). The Company recorded $1,379,631 of stock based compensation expense in connection with the issuance of the shares with a fair value per share of $1.00.

On March 25, 2014 the Company entered into a contract with a consultant pursuant to which the Company was to issue shares to the consultant in exchange for advisory services. On June 4, 2014 the contract was mutually terminated and the consultant agreed to forfeit any shares he may have been entitled to under the agreement.

On September 29, 2014 the Company entered into a contract with a consultant pursuant to which the Company issued shares in exchange for advisory services. Pursuant to the services agreement the Company was obligated to issue 250,000 shares of restricted common stock, par value $0.0001 per share, in prepayment of services to be provided under the agreement. These shares were issued on September 29, 2014 at a cost basis of $1.00 per share.

On December 17, 2014 the Company entered into a contract with a consultant pursuant to which the Company issued shares in exchange for advisory services. Pursuant to the services agreement the Company was obligated to issue 100,000 shares of restricted common stock, par value $0.0001 per share, in prepayment of services to be provided under the agreement. These shares were issued on December 17, 2014 at a cost basis of $1.00 per share. Approximately $92,000 of the expense is considered a prepaid expense on the balance sheet of the Company at December 31, 2014.